SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Schedule of information about classes of share capital

	As of December 31,
	2021		2020
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$0.024 each
At January 1 and December 31	50,000,000	1,200	50,000,000	1,200

	As of December 31,
	2021			2020
	Number	RMB		Number		RMB
	of shares	‘000		of shares		‘000
Issued:	5,976,098	943		3,674,370	*	591
Outstanding and fully paid:
Ordinary shares of US$0.024 each
At January 1	3,674,370	591		2,435,662		397
Issuance of new shares for equity financing	1,502,110	230		1,156,251		181
Warrants exercised into shares	685,339	105		—		—
Equity compensation	114,279	17		82,457		13
At December 31	5,976,098	943	(2)	3,674,370	*	591	(1)

(1) Equivalent to US$91,000

(2) Equivalent to US$143,000

* reflect 3:1 reverse stock split

Schedule of fair value of other than equity instrument explanatory

Grant date		December 18, 2019
Share price at date of grant (pre-reverse split)	US$	0.68
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse split)	US$	0.82 & 0.9375
Volatility		141%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		1.74%
Average fair value at grant date	US$	0.598

Grant date (investors and placement agent, respectively)		May 27 and May 25, 2020
Share price at date of grant (investors and placement agent, respectively) (pre-reverse stock split)	US$	0.59 & 0.64
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse stock split)	US$	0.79 & 0.85
Volatility		100%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.34%
Average fair value at grant date	US$	0.416

Grant date (investors and placement agent, respectively)		February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

Grant date (investors and placement agent, respectively)		June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

Schedule of summary of the warrant activity

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2020	576,479	$4.56	4.38
Exercisable at January 1, 2020	576,479	$4.56	4.38
Granted	404,415	0.80	5.00
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2020	980,894	1.21	3.85
Exercisable at December 31, 2020	980,894	1.21	3.85
Granted	1,652,322	3.56	5.00
Exercised	700,516	2.43	—
Forfeited	—	—	—
Expired	64,286	18.72	—
Outstanding at December 31, 2021	1,868,414	$3.50	4.14
Exercisable at December 31, 2021	1,868,414	$3.50	4.14